Consolidated Statements of Changes in Equity (Parenthetical) - USD ($)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013
Unrealized gain on available-for-sale securities, tax effect
Special cash dividend declared per share	$ 0.4		$ 0.35
Cash paid for dividend	$ 62,668,000		$ 54,476,000
Shares repurchase approved amount			$ 120,000,000	$ 50,000,000
Shares repurchases, shares		2,800,849	762,100	1,683,400
Additional Paid-in Capital [Member]
Cash paid for dividend			$ 14,891,000
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale securities, tax effect
Retained Earnings [Member]
Cash paid for dividend	62,668,000		39,585,000
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale securities, tax effect
Fiscal Year 2014 Dividend [Member]
Special cash dividend declared date			Jul. 23, 2013
Dividend payment date			Oct. 07, 2013
Shareholders date of record			Sep. 06, 2013
Fiscal Year 2016 Dividend [Member]
Special cash dividend declared date	Jul. 19, 2015
Dividend payment date	Oct. 07, 2015
Shareholders date of record	Sep. 04, 2015